Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable	Accounts Receivable
We measure our allowance for credit losses on accounts receivable, which primarily relates to Galileo, under ASC 326. Given our methods of collecting funds on servicing receivables, our historical experience of infrequent write offs, and that we have not observed meaningful changes in our counterparties’ abilities to pay, we determined that the future exposure to credit losses on servicing related receivables was immaterial.
For our accounts receivable, we used an aging method and historical loss rates as a basis for estimating the percentage of current and delinquent accounts receivable balances that will result in credit losses. We considered the conditions at the measurement date and reasonable and supportable forecasts about future conditions to consider if adjustments to the historical loss rate were warranted. Given our methods of collecting funds on our receivables, and that we have not observed meaningful changes in our customers’ payment behavior, we determined that our historical loss rates remain most indicative of our lifetime expected losses. Accounts receivable balances, net of allowance for credit losses, are recorded within other assets in the Unaudited Condensed Consolidated Balance Sheets.
The following table summarizes the activity in the balance of allowance for credit losses on accounts receivable during the period indicated. There was no activity in the balance of allowance for credit losses on accounts receivable during the three months ended March 31, 2020.

Three Months Ended March 31, 2021
Beginning balance	$562
Provision for expected losses	1,222
Write-offs charged against the allowance	(778)
Recoveries collected	(87)
Ending balance	$919
Accounts Receivable
We measure our allowance for credit losses on accounts receivable, which relates to Galileo, under ASC 326, which we adopted on January 1, 2020. Given our methods of collecting funds on servicing receivables, our historical experience of no write offs, and that we have not observed meaningful changes in our counterparties’ abilities to pay, we determined that the exposure to credit losses on servicing related receivables was immaterial.
For our accounts receivable, we used an aging method and historical loss rates as a basis for estimating the percentage of current and delinquent accounts receivable balances that will result in credit losses. We considered the conditions at the measurement date and reasonable and supportable forecasts about future conditions to consider if adjustments to the historical loss rate were warranted. Given our methods of collecting funds on our receivables, and that we have not observed meaningful changes in our customers’ payment behavior, we determined that our historical loss rates remain most indicative of our lifetime expected losses. Accounts receivable balances, net of allowance for credit losses, are recorded within other assets in the Consolidated Balance Sheets.
The following table summarizes the activity in the balance of allowance for credit losses during the year indicated:

Year Ended December 31, 2020
Beginning balance	$—
Provision for expected losses	766
Write-offs charged against the allowance	(204)
Recoveries collected	—
Ending balance	$562